Summary of significant accounting policies - Combination between entities (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2023 CNY (¥)
JICA
Business combination
Ownership percentage	70.00%
JICA
Business combination
Ownership interest previously held (in percent)	50.00%
Geely Auto | JICA
Business combination
Ownership percentage	50.00%
JICA
Business combination
Amount of capital injection	¥ 266,667
Amount paid	1,000
Remaining amount to be paid	¥ 265,667
Period for payment of remaining consideration	3 years